Supplement to the
Fidelity® Strategic Dividend & IncomeSM Fund
December 21, 2003
Prospectus

The following information updates the similar information found on the front cover of the prospectus.

Fidelity® Strategic Dividend & IncomeSM Fund

(fund number 1329, trading symbol FSDIX)

SDI-04-02 January 17, 2004
1.791404.101